Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Information
QUARTERLY FINANCIAL DATA (Unaudited)
The following table summarizes quarterly financial data for the years ended December 31, 2012 and 2011 (in millions).

	2012 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues	$3,212	$3,345	$3,382	$3,196
Operating income	19	164	35	97
Net income	15	108	23	64

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues	$2,962	$3,430	$3,353	$3,118
Operating income	43	120	84	70
Net income	31	80	55	48